Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
January 31, 2024
LCX-NPRT1-0324
1.9891462.105
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,366,404	24,171,687
Verizon Communications, Inc.	803,427	34,025,133
		58,196,820
Entertainment - 1.3%
Atlanta Braves Holdings, Inc.	6,811	274,551
Atlanta Braves Holdings, Inc. Class A (a)	2,442	105,177
Electronic Arts, Inc.	46,774	6,435,167
Liberty Media Corp. Liberty Formula One:
Class A	4,599	280,953
Class C	39,769	2,674,465
Liberty Media Corp. Liberty Live:
Class C	8,310	309,714
Series A	4,397	161,942
Netflix, Inc. (b)	83,643	47,183,853
Roblox Corp. (b)	93,178	3,616,238
Take-Two Interactive Software, Inc. (b)	30,224	4,984,844
The Walt Disney Co.	349,687	33,587,436
Warner Bros Discovery, Inc. (b)	424,079	4,249,272
		103,863,612
Interactive Media & Services - 5.9%
Alphabet, Inc.:
Class A (b)	1,131,093	158,466,129
Class C (b)	951,726	134,954,747
Match Group, Inc. (b)	51,984	1,995,146
Meta Platforms, Inc. Class A	424,180	165,489,585
Pinterest, Inc. Class A (b)	112,052	4,198,588
Snap, Inc. Class A (b)	196,980	3,130,012
		468,234,207
Media - 0.8%
Charter Communications, Inc. Class A (b)	19,223	7,126,158
Comcast Corp. Class A	767,439	35,716,611
Fox Corp.:
Class A	48,124	1,554,405
Class B	24,098	723,181
Interpublic Group of Companies, Inc.	73,269	2,417,144
Liberty Broadband Corp.:
Class A (b)	3,148	244,977
Class C (b)	21,906	1,718,526
Liberty Media Corp. Liberty SiriusXM	28,257	857,883
Liberty Media Corp. Liberty SiriusXM Class A	14,298	434,516
Omnicom Group, Inc.	37,842	3,420,160
Paramount Global:
Class A (a)	2,966	69,197
Class B	90,175	1,315,653
The Trade Desk, Inc. (b)	85,284	5,835,984
		61,434,395
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	97,248	15,679,295
TOTAL COMMUNICATION SERVICES		707,408,329
CONSUMER DISCRETIONARY - 10.0%
Automobile Components - 0.1%
Aptiv PLC (b)	54,053	4,396,130
Automobiles - 1.5%
Ford Motor Co.	751,402	8,806,431
General Motors Co.	261,700	10,153,960
Tesla, Inc. (b)	528,534	98,989,133
		117,949,524
Broadline Retail - 3.5%
Amazon.com, Inc. (b)	1,737,910	269,723,632
eBay, Inc.	99,182	4,073,405
Etsy, Inc. (b)	22,815	1,518,566
		275,315,603
Distributors - 0.1%
Genuine Parts Co.	26,788	3,756,481
LKQ Corp.	51,227	2,390,764
Pool Corp.	7,397	2,746,136
		8,893,381
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (b)	83,081	11,975,295
Booking Holdings, Inc. (b)	6,668	23,387,810
Caesars Entertainment, Inc. (b)	41,289	1,811,348
Carnival Corp. (a)(b)	192,565	3,192,728
Chipotle Mexican Grill, Inc. (b)	5,245	12,633,999
Darden Restaurants, Inc.	22,989	3,737,552
Domino's Pizza, Inc.	6,671	2,843,314
Doordash, Inc. (b)	58,097	6,053,707
Expedia, Inc. (b)	25,478	3,779,152
Hilton Worldwide Holdings, Inc.	49,005	9,357,995
Las Vegas Sands Corp.	70,544	3,451,012
Marriott International, Inc. Class A	47,145	11,302,071
McDonald's Corp.	138,617	40,575,968
MGM Resorts International (b)	52,265	2,266,733
Royal Caribbean Cruises Ltd. (b)	45,048	5,743,620
Starbucks Corp.	218,353	20,313,380
Yum! Brands, Inc.	53,565	6,936,132
		169,361,816
Household Durables - 0.3%
D.R. Horton, Inc.	57,590	8,230,187
Garmin Ltd.	29,254	3,495,560
Lennar Corp.:
Class A	47,760	7,156,836
Class B (a)	2,529	350,899
NVR, Inc. (b)	607	4,294,701
PulteGroup, Inc.	41,197	4,307,558
		27,835,741
Specialty Retail - 2.0%
AutoZone, Inc. (b)	3,370	9,308,378
Best Buy Co., Inc.	37,008	2,682,710
Burlington Stores, Inc. (b)	12,399	2,370,069
CarMax, Inc. (b)	30,318	2,158,035
Lowe's Companies, Inc.	110,289	23,473,911
O'Reilly Automotive, Inc. (b)	11,306	11,566,603
Ross Stores, Inc.	64,715	9,078,220
The Home Depot, Inc.	191,119	67,457,362
TJX Companies, Inc.	218,643	20,751,407
Tractor Supply Co.	20,659	4,640,011
Ulta Beauty, Inc. (b)	9,407	4,722,784
		158,209,490
Textiles, Apparel & Luxury Goods - 0.4%
lululemon athletica, Inc. (b)	22,007	9,987,217
NIKE, Inc. Class B	233,917	23,749,593
		33,736,810
TOTAL CONSUMER DISCRETIONARY		795,698,495
CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	34,980	1,920,402
Constellation Brands, Inc. Class A (sub. vtg.)	30,885	7,569,296
Keurig Dr. Pepper, Inc.	192,401	6,049,087
Monster Beverage Corp.	141,167	7,767,008
PepsiCo, Inc.	262,747	44,280,752
The Coca-Cola Co.	743,614	44,237,597
		111,824,142
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	84,611	58,794,492
Dollar General Corp.	41,941	5,539,148
Dollar Tree, Inc. (b)	39,940	5,216,963
Kroger Co.	126,473	5,835,464
Sysco Corp.	96,357	7,798,172
Target Corp.	88,214	12,268,803
Walgreens Boots Alliance, Inc.	137,039	3,092,970
Walmart, Inc.	272,621	45,050,620
		143,596,632
Food Products - 0.8%
Archer Daniels Midland Co.	101,929	5,665,214
Bunge Global SA	27,763	2,445,643
Conagra Brands, Inc.	91,419	2,664,864
General Mills, Inc.	111,085	7,210,527
Hormel Foods Corp.	55,348	1,680,919
Kellanova	50,437	2,761,930
Lamb Weston Holdings, Inc.	27,719	2,839,534
McCormick & Co., Inc. (non-vtg.)	48,022	3,273,180
Mondelez International, Inc.	259,987	19,569,221
The Hershey Co.	28,643	5,543,566
The J.M. Smucker Co.	20,281	2,667,966
The Kraft Heinz Co.	152,361	5,657,164
Tyson Foods, Inc. Class A	54,504	2,984,639
WK Kellogg Co.	12,303	159,816
		65,124,183
Household Products - 1.3%
Church & Dwight Co., Inc.	47,085	4,701,437
Colgate-Palmolive Co.	157,356	13,249,375
Kimberly-Clark Corp.	64,584	7,812,726
Procter & Gamble Co.	450,420	70,778,999
The Clorox Co.	23,696	3,441,844
		99,984,381
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	44,392	5,859,300
Kenvue, Inc.	329,356	6,837,431
		12,696,731
Tobacco - 0.5%
Altria Group, Inc.	337,999	13,560,520
Philip Morris International, Inc.	296,675	26,952,924
		40,513,444
TOTAL CONSUMER STAPLES		473,739,513
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	192,305	5,480,693
Halliburton Co.	171,046	6,097,790
Schlumberger Ltd.	272,983	13,294,272
		24,872,755
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy, Inc.	45,532	7,466,793
Chevron Corp.	335,508	49,463,944
ConocoPhillips Co.	226,924	25,385,988
Coterra Energy, Inc.	143,742	3,576,301
Devon Energy Corp.	122,436	5,144,761
Diamondback Energy, Inc.	34,205	5,258,677
EOG Resources, Inc.	111,444	12,681,213
Exxon Mobil Corp.	765,512	78,702,289
Hess Corp.	52,829	7,424,059
Kinder Morgan, Inc.	369,569	6,253,107
Marathon Oil Corp.	111,827	2,555,247
Marathon Petroleum Corp.	72,563	12,016,433
Occidental Petroleum Corp.	126,181	7,264,240
ONEOK, Inc.	111,327	7,598,068
Ovintiv, Inc.	48,505	2,057,582
Phillips 66 Co.	84,078	12,133,296
Pioneer Natural Resources Co.	44,587	10,247,430
Targa Resources Corp.	42,609	3,620,061
The Williams Companies, Inc.	232,487	8,057,999
Valero Energy Corp.	65,062	9,037,112
		275,944,600
TOTAL ENERGY		300,817,355
FINANCIALS - 13.1%
Banks - 3.1%
Bank of America Corp.	1,315,743	44,748,419
Citigroup, Inc.	365,748	20,544,065
Citizens Financial Group, Inc.	89,077	2,912,818
Fifth Third Bancorp	130,129	4,455,617
Huntington Bancshares, Inc.	276,649	3,521,742
JPMorgan Chase & Co.	552,491	96,332,331
KeyCorp	179,137	2,602,861
M&T Bank Corp.	31,712	4,379,427
PNC Financial Services Group, Inc.	76,122	11,510,408
Regions Financial Corp.	177,719	3,318,014
Truist Financial Corp.	254,855	9,444,926
U.S. Bancorp	297,541	12,359,853
Wells Fargo & Co.	694,025	34,826,175
		250,956,656
Capital Markets - 3.0%
Ameriprise Financial, Inc.	19,339	7,480,905
Bank of New York Mellon Corp.	146,971	8,151,012
BlackRock, Inc. Class A	26,723	20,691,886
Blackstone, Inc.	135,787	16,898,692
Cboe Global Markets, Inc.	20,172	3,708,622
Charles Schwab Corp.	284,402	17,894,574
CME Group, Inc.	68,797	14,161,174
FactSet Research Systems, Inc.	7,260	3,455,179
Goldman Sachs Group, Inc.	62,321	23,931,887
Intercontinental Exchange, Inc.	109,382	13,927,610
KKR & Co. LP	126,846	10,982,327
LPL Financial	14,451	3,456,535
MarketAxess Holdings, Inc.	7,246	1,634,045
Moody's Corp.	30,077	11,791,387
Morgan Stanley	241,516	21,069,856
MSCI, Inc.	15,114	9,047,543
NASDAQ, Inc.	65,053	3,758,112
Northern Trust Corp.	39,560	3,150,558
Raymond James Financial, Inc.	35,910	3,956,564
S&P Global, Inc.	61,919	27,761,384
State Street Corp.	58,966	4,355,818
T. Rowe Price Group, Inc.	42,701	4,630,923
		235,896,593
Consumer Finance - 0.5%
American Express Co.	110,022	22,085,816
Capital One Financial Corp.	72,781	9,848,725
Discover Financial Services	47,787	5,042,484
Synchrony Financial	79,065	3,073,257
		40,050,282
Financial Services - 4.4%
Apollo Global Management, Inc.	83,516	8,385,006
Berkshire Hathaway, Inc. Class B (b)	347,705	133,428,317
Block, Inc. Class A (b)	105,786	6,877,148
Fidelity National Information Services, Inc.	113,216	7,048,828
Fiserv, Inc. (b)	114,700	16,272,489
FleetCor Technologies, Inc. (b)	13,798	4,000,454
Global Payments, Inc.	49,759	6,629,392
Jack Henry & Associates, Inc.	13,915	2,307,524
MasterCard, Inc. Class A	158,254	71,092,444
PayPal Holdings, Inc. (b)	206,033	12,640,125
Visa, Inc. Class A	304,625	83,241,828
		351,923,555
Insurance - 2.1%
AFLAC, Inc.	101,629	8,571,390
Allstate Corp.	50,010	7,764,053
American International Group, Inc.	134,165	9,325,809
Aon PLC	38,262	11,418,529
Arch Capital Group Ltd. (b)	71,315	5,878,495
Arthur J. Gallagher & Co.	41,260	9,578,922
Brown & Brown, Inc.	45,141	3,501,136
Chubb Ltd.	77,969	19,102,405
Cincinnati Financial Corp.	29,982	3,322,006
Everest Re Group Ltd.	8,294	3,192,941
Fidelity National Financial, Inc.	49,504	2,476,685
Hartford Financial Services Group, Inc.	57,477	4,998,200
Markel Group, Inc. (b)	2,535	3,795,985
Marsh & McLennan Companies, Inc.	94,230	18,265,543
MetLife, Inc.	118,818	8,236,464
Principal Financial Group, Inc.	41,925	3,316,268
Progressive Corp.	111,805	19,929,241
Prudential Financial, Inc.	68,985	7,238,596
The Travelers Companies, Inc.	43,648	9,225,441
W.R. Berkley Corp.	38,931	3,187,670
Willis Towers Watson PLC	19,734	4,860,484
		167,186,263
TOTAL FINANCIALS		1,046,013,349
HEALTH CARE - 12.7%
Biotechnology - 2.2%
AbbVie, Inc.	337,404	55,469,218
Alnylam Pharmaceuticals, Inc. (b)	23,980	4,146,382
Amgen, Inc.	102,275	32,140,942
Biogen, Inc. (b)	27,689	6,829,769
BioMarin Pharmaceutical, Inc. (b)	35,995	3,170,440
Exact Sciences Corp. (b)	34,520	2,257,608
Gilead Sciences, Inc.	238,123	18,635,506
Incyte Corp. (b)	35,583	2,091,213
Moderna, Inc. (b)	63,391	6,405,661
Regeneron Pharmaceuticals, Inc. (b)	20,473	19,301,535
Vertex Pharmaceuticals, Inc. (b)	49,244	21,341,365
		171,789,639
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	331,637	37,524,727
Align Technology, Inc. (b)	13,611	3,638,493
Baxter International, Inc.	96,940	3,750,609
Becton, Dickinson & Co.	55,441	13,239,865
Boston Scientific Corp. (b)	279,822	17,701,540
DexCom, Inc. (b)	73,837	8,960,120
Edwards Lifesciences Corp. (b)	115,901	9,094,751
GE Healthcare Holding LLC	74,817	5,488,575
Hologic, Inc. (b)	46,807	3,484,313
IDEXX Laboratories, Inc. (b)	15,880	8,179,470
Insulet Corp. (b)	13,362	2,550,405
Intuitive Surgical, Inc. (b)	67,283	25,447,776
Medtronic PLC	254,270	22,258,796
ResMed, Inc.	28,109	5,346,332
STERIS PLC	18,879	4,133,557
Stryker Corp.	64,614	21,676,705
Teleflex, Inc.	8,979	2,180,371
The Cooper Companies, Inc.	9,463	3,529,983
Zimmer Biomet Holdings, Inc.	39,935	5,015,836
		203,202,224
Health Care Providers & Services - 2.7%
Cardinal Health, Inc.	47,101	5,142,958
Cencora, Inc.	31,859	7,412,952
Centene Corp. (b)	102,088	7,688,247
Cigna Group	55,921	16,829,425
CVS Health Corp.	245,454	18,254,414
Elevance Health, Inc.	44,902	22,156,443
HCA Holdings, Inc.	37,851	11,540,770
Humana, Inc.	23,527	8,894,618
Laboratory Corp. of America Holdings	16,223	3,606,373
McKesson Corp.	25,429	12,711,703
Molina Healthcare, Inc. (b)	11,141	3,971,098
Quest Diagnostics, Inc.	21,502	2,761,502
UnitedHealth Group, Inc.	176,759	90,454,651
		211,425,154
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (b)	27,930	5,792,961
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	55,911	7,274,021
Avantor, Inc. (b)	129,249	2,971,435
Bio-Techne Corp.	30,218	2,124,930
Charles River Laboratories International, Inc. (b)	9,800	2,119,544
Danaher Corp.	125,679	30,151,649
Fortrea Holdings, Inc.	17,056	528,054
Illumina, Inc. (b)	30,345	4,339,638
IQVIA Holdings, Inc. (b)	34,994	7,286,801
Mettler-Toledo International, Inc. (b)	4,143	4,959,958
Revvity, Inc.	23,591	2,528,483
Thermo Fisher Scientific, Inc.	73,838	39,797,205
Waters Corp. (b)	11,298	3,589,488
West Pharmaceutical Services, Inc.	14,140	5,274,644
		112,945,850
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	388,845	19,002,855
Catalent, Inc. (b)	34,511	1,782,148
Eli Lilly & Co.	152,391	98,385,154
Johnson & Johnson	460,044	73,100,992
Merck & Co., Inc.	484,266	58,489,647
Pfizer, Inc.	1,079,054	29,220,782
Royalty Pharma PLC	73,099	2,075,281
Viatris, Inc.	229,468	2,700,838
Zoetis, Inc. Class A	87,737	16,477,886
		301,235,583
TOTAL HEALTH CARE		1,006,391,411
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (b)	13,461	3,352,597
General Dynamics Corp.	43,287	11,470,622
HEICO Corp.	7,626	1,369,553
HEICO Corp. Class A	14,525	2,054,852
Howmet Aerospace, Inc.	74,749	4,205,379
L3Harris Technologies, Inc.	36,222	7,549,389
Lockheed Martin Corp.	42,198	18,120,243
Northrop Grumman Corp.	27,089	12,102,282
RTX Corp.	274,793	25,039,138
Textron, Inc.	37,455	3,172,813
The Boeing Co. (b)	108,676	22,934,983
TransDigm Group, Inc.	10,571	11,550,720
		122,922,571
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	22,307	1,875,796
Expeditors International of Washington, Inc.	27,781	3,509,574
FedEx Corp.	44,203	10,665,742
United Parcel Service, Inc. Class B	138,217	19,612,992
		35,664,104
Building Products - 0.4%
Carrier Global Corp.	160,340	8,772,201
Johnson Controls International PLC	130,008	6,850,122
Masco Corp.	42,925	2,888,423
Trane Technologies PLC	43,648	11,001,478
		29,512,224
Commercial Services & Supplies - 0.5%
Cintas Corp.	16,546	10,003,215
Copart, Inc.	166,984	8,021,911
Republic Services, Inc.	39,087	6,688,567
Veralto Corp.	41,890	3,212,544
Waste Management, Inc.	70,047	13,002,825
		40,929,062
Construction & Engineering - 0.1%
Quanta Services, Inc.	27,764	5,387,604
Electrical Equipment - 0.5%
AMETEK, Inc.	44,104	7,147,053
Eaton Corp. PLC	76,309	18,778,119
Emerson Electric Co.	108,943	9,993,341
Rockwell Automation, Inc.	21,913	5,550,125
		41,468,638
Ground Transportation - 1.1%
CSX Corp.	377,651	13,482,141
J.B. Hunt Transport Services, Inc.	15,570	3,129,259
Norfolk Southern Corp.	43,215	10,165,897
Old Dominion Freight Lines, Inc.	17,098	6,685,660
Uber Technologies, Inc. (b)	393,265	25,668,407
Union Pacific Corp.	116,497	28,417,113
		87,548,477
Industrial Conglomerates - 0.8%
3M Co.	105,549	9,958,548
General Electric Co.	207,998	27,543,095
Honeywell International, Inc.	125,988	25,482,333
		62,983,976
Machinery - 1.6%
Caterpillar, Inc.	97,490	29,277,222
Cummins, Inc.	27,086	6,481,680
Deere & Co.	51,185	20,145,392
Dover Corp.	26,724	4,002,721
Fortive Corp.	67,156	5,250,256
IDEX Corp.	14,464	3,059,136
Illinois Tool Works, Inc.	52,325	13,651,593
Ingersoll Rand, Inc.	77,357	6,177,730
Otis Worldwide Corp.	78,202	6,916,185
PACCAR, Inc.	99,962	10,035,185
Parker Hannifin Corp.	24,552	11,404,404
Stanley Black & Decker, Inc.	29,322	2,735,743
Westinghouse Air Brake Tech Co.	34,236	4,504,431
Xylem, Inc.	46,069	5,179,998
		128,821,676
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	122,940	4,811,872
Southwest Airlines Co.	113,891	3,404,202
United Airlines Holdings, Inc. (b)	62,751	2,596,636
		10,812,710
Professional Services - 0.7%
Automatic Data Processing, Inc.	78,603	19,319,045
Broadridge Financial Solutions, Inc.	22,482	4,590,824
Equifax, Inc.	23,545	5,752,985
Jacobs Solutions, Inc.	24,062	3,242,836
Leidos Holdings, Inc.	26,277	2,902,820
Paychex, Inc.	61,439	7,478,969
Paycom Software, Inc.	9,389	1,786,163
SS&C Technologies Holdings, Inc.	41,135	2,510,058
TransUnion	37,049	2,563,420
Verisk Analytics, Inc.	27,716	6,694,245
		56,841,365
Trading Companies & Distributors - 0.4%
Fastenal Co.	109,198	7,450,580
Ferguson PLC	38,980	7,322,783
United Rentals, Inc.	12,953	8,100,806
W.W. Grainger, Inc.	8,442	7,560,993
		30,435,162
TOTAL INDUSTRIALS		653,327,569
INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	48,157	12,457,253
Cisco Systems, Inc.	774,084	38,843,535
F5, Inc. (b)	11,408	2,095,650
Motorola Solutions, Inc.	31,717	10,133,582
		63,530,020
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	114,332	11,558,965
CDW Corp.	25,598	5,803,579
Corning, Inc.	146,707	4,766,510
Keysight Technologies, Inc. (b)	33,933	5,200,572
TE Connectivity Ltd.	59,388	8,444,380
Teledyne Technologies, Inc. (b)	9,016	3,772,926
Trimble, Inc. (b)	47,635	2,422,716
Zebra Technologies Corp. Class A (b)	9,833	2,355,495
		44,325,143
IT Services - 1.6%
Accenture PLC Class A	119,941	43,644,131
Akamai Technologies, Inc. (b)	28,823	3,551,858
Cloudflare, Inc. (b)	56,545	4,469,882
Cognizant Technology Solutions Corp. Class A	95,816	7,389,330
EPAM Systems, Inc. (b)	11,025	3,066,163
Gartner, Inc. (b)	14,896	6,814,026
GoDaddy, Inc. (b)	26,910	2,870,221
IBM Corp.	174,502	32,049,037
MongoDB, Inc. Class A (b)	13,634	5,460,690
Okta, Inc. (b)	29,954	2,475,698
Snowflake, Inc. (b)	63,006	12,326,494
Twilio, Inc. Class A (b)	34,652	2,437,075
VeriSign, Inc. (b)	16,975	3,375,988
		129,930,593
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (b)	308,763	51,776,467
Analog Devices, Inc.	95,229	18,318,250
Applied Materials, Inc.	159,865	26,265,820
Broadcom, Inc.	83,885	98,984,300
Enphase Energy, Inc. (b)	26,122	2,720,084
Entegris, Inc.	28,691	3,376,931
First Solar, Inc. (b)	20,422	2,987,739
Intel Corp.	805,700	34,709,556
KLA Corp.	25,977	15,431,377
Lam Research Corp.	25,186	20,782,732
Marvell Technology, Inc.	164,881	11,162,444
Microchip Technology, Inc.	103,390	8,806,760
Micron Technology, Inc.	209,837	17,993,523
Monolithic Power Systems, Inc.	9,156	5,518,504
NVIDIA Corp.	472,032	290,427,129
NXP Semiconductors NV	49,260	10,372,678
ON Semiconductor Corp. (b)	82,306	5,854,426
Qorvo, Inc. (b)	18,599	1,855,064
Qualcomm, Inc.	212,700	31,588,077
Skyworks Solutions, Inc.	30,459	3,181,747
SolarEdge Technologies, Inc. (b)	10,885	723,853
Teradyne, Inc.	29,209	2,821,297
Texas Instruments, Inc.	173,562	27,790,747
		693,449,505
Software - 11.7%
Adobe, Inc. (b)	87,011	53,753,656
ANSYS, Inc. (b)	16,585	5,437,061
Atlassian Corp. PLC (b)	29,623	7,398,937
Autodesk, Inc. (b)	40,849	10,367,885
Cadence Design Systems, Inc. (b)	51,992	14,997,612
Crowdstrike Holdings, Inc. (b)	43,200	12,636,000
Datadog, Inc. Class A (b)	57,744	7,185,663
DocuSign, Inc. (b)	38,857	2,367,168
Fair Isaac Corp. (b)	4,723	5,662,074
Fortinet, Inc. (b)	121,802	7,855,011
Gen Digital, Inc.	107,891	2,533,281
HubSpot, Inc. (b)	9,618	5,876,598
Intuit, Inc.	53,559	33,813,403
Microsoft Corp.	1,420,349	564,702,350
Oracle Corp.	303,636	33,916,141
Palantir Technologies, Inc. (b)	367,788	5,917,709
Palo Alto Networks, Inc. (b)	59,399	20,107,155
PTC, Inc. (b)	22,707	4,102,020
Roper Technologies, Inc.	20,414	10,962,318
Salesforce, Inc. (b)	185,946	52,267,561
ServiceNow, Inc. (b)	39,177	29,986,076
Splunk, Inc. (b)	29,632	4,544,660
Synopsys, Inc. (b)	29,064	15,501,284
Tyler Technologies, Inc. (b)	8,041	3,399,333
Workday, Inc. Class A (b)	39,559	11,514,438
Zoom Video Communications, Inc. Class A (b)	48,588	3,139,271
Zscaler, Inc. (b)	16,874	3,976,696
		933,921,361
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	2,793,892	515,193,685
Dell Technologies, Inc.	48,598	4,027,802
Hewlett Packard Enterprise Co.	245,142	3,748,221
HP, Inc.	166,192	4,771,372
NetApp, Inc.	39,900	3,479,280
Seagate Technology Holdings PLC	37,175	3,185,154
Western Digital Corp. (b)	61,960	3,547,210
		537,952,724
TOTAL INFORMATION TECHNOLOGY		2,403,109,346
MATERIALS - 2.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	42,453	10,855,657
Albemarle Corp. (a)	22,424	2,572,930
Celanese Corp. Class A	19,136	2,799,405
CF Industries Holdings, Inc.	36,510	2,756,870
Corteva, Inc.	134,672	6,124,883
Dow, Inc.	134,031	7,184,062
DuPont de Nemours, Inc.	82,182	5,078,848
Eastman Chemical Co.	22,705	1,897,003
Ecolab, Inc.	48,499	9,613,472
FMC Corp.	23,789	1,336,942
International Flavors & Fragrances, Inc.	48,783	3,935,812
Linde PLC	92,666	37,513,977
LyondellBasell Industries NV Class A	48,969	4,608,962
PPG Industries, Inc.	45,060	6,355,262
Sherwin-Williams Co.	45,002	13,697,709
The Mosaic Co.	62,494	1,919,191
		118,250,985
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	11,811	6,004,949
Vulcan Materials Co.	25,392	5,738,846
		11,743,795
Containers & Packaging - 0.2%
Amcor PLC	276,195	2,604,519
Avery Dennison Corp.	15,385	3,068,538
Ball Corp.	60,246	3,340,641
International Paper Co.	66,228	2,372,949
Packaging Corp. of America	17,124	2,840,529
		14,227,176
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	274,028	10,876,171
Newmont Corp.	220,237	7,600,379
Nucor Corp.	46,981	8,782,158
Reliance Steel & Aluminum Co.	10,985	3,135,339
Steel Dynamics, Inc.	29,068	3,508,217
		33,902,264
TOTAL MATERIALS		178,124,220
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	29,883	3,612,855
American Tower Corp.	89,086	17,429,676
AvalonBay Communities, Inc.	27,134	4,857,257
Crown Castle, Inc.	82,937	8,977,930
Digital Realty Trust, Inc.	57,875	8,129,123
Equinix, Inc.	17,941	14,886,904
Equity Residential (SBI)	66,023	3,973,924
Essex Property Trust, Inc.	12,263	2,860,590
Extra Space Storage, Inc.	40,374	5,831,621
Gaming & Leisure Properties	51,020	2,329,063
Healthpeak Properties, Inc.	104,691	1,936,784
Host Hotels & Resorts, Inc.	134,973	2,594,181
Invitation Homes, Inc.	109,912	3,619,402
Iron Mountain, Inc.	55,788	3,766,806
Mid-America Apartment Communities, Inc.	22,294	2,817,516
Net Lease Office Properties	2,963	73,423
Prologis, Inc.	176,571	22,369,780
Public Storage	30,241	8,563,949
Realty Income Corp.	138,332	7,523,877
SBA Communications Corp. Class A	20,615	4,614,874
Simon Property Group, Inc.	62,343	8,641,363
Sun Communities, Inc.	23,790	2,982,077
UDR, Inc.	57,936	2,086,855
Ventas, Inc.	76,885	3,566,695
VICI Properties, Inc.	197,685	5,954,272
Welltower, Inc.	105,768	9,149,990
Weyerhaeuser Co.	139,480	4,570,760
WP Carey, Inc.	41,781	2,588,751
		170,310,298
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	58,244	5,027,040
CoStar Group, Inc. (b)	78,038	6,514,612
		11,541,652
TOTAL REAL ESTATE		181,851,950
UTILITIES - 2.1%
Electric Utilities - 1.4%
Alliant Energy Corp.	48,762	2,372,759
American Electric Power Co., Inc.	100,496	7,852,757
Constellation Energy Corp.	61,036	7,446,392
Duke Energy Corp.	147,292	14,114,992
Edison International	73,249	4,942,843
Entergy Corp.	40,415	4,031,800
Evergy, Inc.	43,891	2,228,346
Eversource Energy	66,752	3,619,293
Exelon Corp.	190,235	6,622,080
FirstEnergy Corp.	98,690	3,619,949
NextEra Energy, Inc.	392,092	22,988,354
PG&E Corp.	407,714	6,878,135
PPL Corp.	140,861	3,690,558
Southern Co.	208,429	14,489,984
Xcel Energy, Inc.	105,455	6,313,591
		111,211,833
Gas Utilities - 0.0%
Atmos Energy Corp.	28,378	3,233,389
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	127,942	2,134,073
Multi-Utilities - 0.6%
Ameren Corp.	50,251	3,495,962
CenterPoint Energy, Inc.	120,636	3,370,570
CMS Energy Corp.	55,761	3,187,299
Consolidated Edison, Inc.	65,976	5,997,218
Dominion Energy, Inc.	159,911	7,311,131
DTE Energy Co.	39,401	4,153,653
Public Service Enterprise Group, Inc.	95,232	5,522,504
Sempra	120,273	8,606,736
WEC Energy Group, Inc.	60,279	4,868,132
		46,513,205
Water Utilities - 0.1%
American Water Works Co., Inc.	37,207	4,614,412
TOTAL UTILITIES		167,706,912
TOTAL COMMON STOCKS (Cost $6,002,637,525)		7,914,188,449

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $797,528)	800,000	797,545

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	25,690,376	25,695,514
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	848,458	848,543
TOTAL MONEY MARKET FUNDS (Cost $26,544,057)		26,544,057

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $6,029,979,110)	7,941,530,051
NET OTHER ASSETS (LIABILITIES) - 0.2% (g)	17,183,163
NET ASSETS - 100.0%	7,958,713,214

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	162	Mar 2024	39,451,050	489,626	489,626

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $797,545.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $756,414 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	28,139,519	312,289,095	314,733,100	377,539	-	-	25,695,514	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,556,343	18,463,548	28,171,348	1,409	-	-	848,543	0.0%
Total	38,695,862	330,752,643	342,904,448	378,948	-	-	26,544,057

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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